Defined Contribution Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 37	$ 34	$ 110	$ 105